Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes
Schedule of Income (loss) before income taxes

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
PRC	(92,977,042)	(533,372,130)	56,078,654
Overseas	161,174,386	245,969,524	(54,824,150)
Total	68,197,344	(287,402,606)	1,254,504

Schedule of reconciliation between the statutory rate and the group's effective tax rate

	Years ended December 31,
	2023	2024
PRC income tax rate	25.00%	25.00%
Expenses not deductible for tax purposes	19.77%	(8.79)%
Effect of tax rate in different tax jurisdiction	(77.33)%	20.76%
Change in valuation allowance	36.13%	(42.33)%
Total	3.57%	(5.36)%

	Years ended December 31, 2025
	Amount	Percent
	RMB
Income before provision for income tax	1,254,504
Local Income tax of mainland of China	313,626	25.00%
Foreign tax effects
Cayman
Tax rate differential	(2,598,393)	(207.12)%
British Virgin Islands (“BVI”)
Tax rate differential	16,300,305	1,299.34%
Others
Tax rate differential	8,759	0.70%
Changes in valuation allowances	(4,634)	(0.37)%
Changes in valuation allowance	11,727,719	934.85%
Nondeductible items	4,739,972	377.84%
True-up	(3,881,972)	(309.44)%
Effect of expired tax loss	665,217	53.03%
Disposal of previously recognized tax loss	1,137,971	90.70%
Effective tax rate	28,408,570	2,264.53%

Schedule of deferred tax assets

	Years ended December 31,
	2024	2025
	RMB	RMB
Deferred tax assets
Tax loss carried forward	461,896,586	484,867,200
Deductible temporary differences	308,259,437	308,458,751
Tax basis difference upon the restructuring in 2016	11,911,959	916,032
Allowance for credit loss	10,812,975	10,769,920
Allowance for others	18,868,173	18,460,312
Total deferred tax assets	811,749,130	823,472,215
Less: valuation allowance	(811,749,130)	(823,472,215)
Net deferred tax assets	—	—

Schedule of movement of deferred tax valuation allowance

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Balance at beginning of the year	1,064,015,562	1,111,583,535	811,749,130
Increase	82,998,721	28,617,596	17,385,339
Decrease	(35,430,748)	(328,452,001)	(5,662,254)
Balance at end of the year	1,111,583,535	811,749,130	823,472,215